THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON NOVEMBER
   15, 2010 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND A SUBSEQUENT DENOVO REQUEST ON FEBURARY 17, 2011 FOR WHICH CONFIDENTIAL TREATMENT EITHER
    EXPIRED ON MAY 16, 2011 OR FOR WHICH CONFIDENTIAL TREATMENT IS NO LONGER
                                   REQUESTED

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2010
Check here if Amendment [X]; Amendment Number:  2
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Stark Offshore Management LLC

Address:   3600 South Lake Drive
           St. Francis, Wisconsin 53235-3716


Form 13F File Number: 28-11007


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Daniel J. McNally
Title:  General Counsel
Phone:  (414) 294-7000

Signature,  Place,  and  Date  of  Signing:

/s/ Daniel J. McNally              St. Francis, Wisconsin             5/17/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:               4

Form 13F Information Table Value Total:  $       71,774
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

        COLUMN 1            COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------ -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                   VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
     NAME OF ISSUER      TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
AIRTRAN HLDGS INC        COM            00949P108    5,942  808,400 SH       SOLE                808,400      0    0
GENZYME CORP             COM            372917104   35,862  506,604 SH       SOLE                506,604      0    0
GENZYME CORP             COM            372917104    6,796   96,000 SH  CALL SOLE                 96,000      0    0
MCAFEE INC               COM            579064106   23,174  490,353 SH       SOLE                490,353      0    0